Note 15 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
			Weighted average
		Weighted	remaining
	Number of	average	contractual life	Aggregate
	options	exercise price	(years)	intrinsic value

Shares issuable under options - Beginning of period	1,883,112	$79.11
Granted	495,000	154.57
Exercised	(425,477)	50.83
Forfeited	(1,600)	93.47
Shares issuable under options - December 31, 2021	1,951,035	$104.41	2.6	$179,606
Options exercisable - End of period	730,588	$81.46	1.7	$84,026

Stock Options Exercised [Table Text Block]
2021

Number of options exercised	425,477

Aggregate fair value	$70,758
Intrinsic value	49,175
Amount of cash received	21,583

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
2021

Risk free rate	0.6%
Expected life in years	4.05
Expected volatility	29.8%
Dividend yield	0.5%

Weighted average fair value per option granted	$34.02